UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Vista Capital Partners, Inc.
      9755 S.W. Barnes Road, Suite 595
      Portland, OR   97225


Form 13F File Number:  28-14437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Convery
Title: Chief Compliance Officer
Phone: 503-772-9500

Signature, Place, and Date of Signing:

  John Convery               Portland, OR             October 4, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     none
                                                  -----------------------

Form 13F Information Table Entry Total:               37
                                                  -----------------------

Form 13F Information Table Value Total:           230074 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Vista Capital Partners, Inc.
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Analog Devices Inc                 COM       032654105       753     19224                  Sole                19224
Apple Inc                          COM       037833100       249       373                  Sole                  373
Berkshire Hathaway Cl B            CLASS B   084670108       250      2840                  Sole                 2840
Cascade Corp                       COM       147195101       281      5125                  Sole                 5125
Spdr Index Shs fds DJ Intl RL ETF  ETF       78463x863       379      9647                  Sole                 9647
Exxon Mobil                        COM       30231G102       401      4384                  Sole                 4384
Intel Corp                         COM       458140100      1417     62535                  Sole                62535
International Business Machs       COM       459200101       525      2532                  Sole                 2532
iShares Barclays 3-7 Yr TSY Bo     ETF       464288661      2973     24029                  Sole                24029
iShares Barclays Agg. Bond Ind     ETF       464287226       354      3147                  Sole                 3147
iShares Barclays TIP Bond Fund     ETF       464287176      2676     21980                  Sole                21980
iShares MSCI EAFE Index Fund       ETF       464287465       518      9771                  Sole                 9771
iShares Russell 1000 Growth In     ETF       464287614       446      6680                  Sole                 6680
iShares Russell 1000 Value Ind     ETF       464287598       387      5355                  Sole                 5355
iShares Russell 2000 Index Fund    ETF       464287655       202      2420                  Sole                 2420
iShares Russell Microcap Index     ETF       464288869       329      6230                  Sole                 6230
McDonalds Corp                     COM       580135101       498      5433                  Sole                 5433
Microsoft Corp                     COM       594918104       418     14055                  Sole                14055
Northwest Natural Gas Co           COM       667655104       364      7393                  Sole                 7393
Pepsico Inc                        COM       713448108       636      8984                  Sole                 8984
Portland Gen Elec Co               COM NEW   736508847       207      7667                  Sole                 7667
Schwab Strategic Tr Intrm Trm Tres ETF       808524854      3981     73243                  Sole                73243
Schwab Strategic Tr Intl Eqty      ETF       808524805       290     11223                  Sole                11223
Schwab Strategic Tr US Lcap Va     ETF       808524409       234      7310                  Sole                 7310
Schwab Strategic Tr US Sml Cap     ETF       808524607       258      6883                  Sole                 6883
Schwab Strategic Tr US TIPS        ETF       808524870      1523     26087                  Sole                26087
Starbucks                          COM       855244109       563     11105                  Sole                11105
Sunpower Corp                      COM       867652406       156     34656                  Sole                34656
United Parcel Service Inc          CLASS B   911312106      1666     23276                  Sole                23276
Vanguard Intl Equ Inex F MSCI Emer ETF       922042858       213      5113                  Sole                 5113
Vanguard Index Fds Growth ETF      ETF       922908736     45878    633679                  Sole               633679
Vanguard Intl Equ Idx F Glb EX US  ETF       922042676      9658    187790                  Sole               187790
Vanguard Index Fds REIT Etf        ETF       922908553     24935    383803                  Sole               383803
Vanguard Index Fds Small Cap       ETF       922908751     32702    408066                  Sole               408066
Vanguard Index Fds Stk Mrk ETF     ETF       922908769     13948    189379                  Sole               189379
Vanguard Index Fds Value ETF       ETF       922908744     79577   1355195                  Sole              1355195
Yum Brands Inc                     COM       988498101       229      3456                  Sole                 3456


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